Employee Benefits Plans and Share-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 21, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capitalized costs, Oil and natural gas properties					$ 1,088,984	$ 1,039,919
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation grants	22,963
Options conversion percentage in common stock shares			60.00%
Options conversion percentage in cash			40.00%
Compensation expense recognized period			11 months
Compensation expense unrecognized		$ 700	$ 700
Compensation expense liabilities			$ 300
Executive Severance Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Termination period			12 months
Compensation expense accrued		5,100	$ 5,100
Executive Severance Plan | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized		$ 7,500	$ 7,500
Long Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-Based Compensation authorized to grant		5,415,576	5,415,576
Share-Based Compensation issued			0
Talos Energy LLC Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capitalized costs, Oil and natural gas properties		$ 200	$ 200	$ 500	900	1,200	$ 1,900
Unrecognized compensation expense					3,400
Unrecognized compensation expense to be recognized over remainder of requisite service period					$ 1,100
Requisite service period					4 years
Talos Energy LLC Series B Units | Series A Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized period					24 months
Percentage of compounded annual returns attained covenant			8.00%		8.00%
Unrecognized compensation expense to be recognized upon recoganization of Series A payout					$ 2,200
Talos Energy LLC Series B Units | Series C Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distribution paid			$ 25,000		$ 25,000
Talos Energy LLC Series B Units | Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-Based Compensation authorized to grant					1,000,000
Compensation expense recognized period			21 months
Unrecognized compensation expense		2,900	$ 2,900
Unrecognized compensation expense to be recognized over remainder of requisite service period		700	$ 700
Requisite service period			4 years
Unrecognized compensation expense to be recognized upon recoganization of Series A payout		2,200	$ 2,200
Talos Energy LLC Series B Units | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense			200	500	$ 900	$ 1,100	$ 1,700
New Talos Energy LLC Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capitalized costs, Oil and natural gas properties		2,300	2,300
Unrecognized compensation expense		2,400	2,400
Unrecognized compensation expense to be recognized over remainder of requisite service period		300	$ 300
Requisite service period			4 years
New Talos Energy LLC Series B Units | New Series B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distribution paid			$ 102,000
Percentage of units to be vested covenant			80.00%
Vesting period			4 years
New Talos Energy LLC Series B Units | New Series A Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense recognized period			11 months
Unrecognized compensation expense to be recognized upon recoganization of Series A payout		$ 2,100	$ 2,100
New Talos Energy LLC Series B Units | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense			$ 1,300